Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and other current liabilities
Salaries, welfare and outsourcing fee payable	$ 3,812	$ 2,460
Accrued advertising and other expenses	1,792	1,522
Provision for interests and penalties of taxes		1,163
Accrued professional service fees	295	642
Accrued rental and property management fees	290	148
Accrued staff reimbursements	44	55
Others	411	199
Total	$ 6,644	$ 6,189